Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Shares Class A Common Stock	Common Shares Class B Common Stock	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Common Stock	Share subscription in progress	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income / (loss)	Total stockholders' equity	Noncontrolling interests	Total
Balance at Dec. 31, 2024			$ 16	$ 359	$ 375	$ 1	$ (502)	$ 317,050	$ (294,407)	$ 3,150	$ 25,667	$ 61,457	$ 87,124
Balance (in shares) at Dec. 31, 2024	1,600,880	3,365,560
Options exercised and acquisition of common stock for tax withholding obligations				3	3			(3,145)			(3,142)	131	(3,011)
Options exercised and acquisition of common stock for tax withholding obligations (in shares)		23,570
Stock-based compensation								8,454			8,454		8,454
Net income / (loss)									(4,452)		(4,452)	(17,835)	(22,287)
Other comprehensive income / (loss)										753	753	65	818
Share Purchase Agreements and warrants (Second Anson SPA and Second L1 SPA and warrants)								1,829			1,829	23,971	25,800
L1 and Anson Facilities				78	78			(78)
L1 and Anson Facilities, shares		691,416
Change in ownership of SEALCOIN								846			846	(281)	565
ATM								2,461			2,461	24,662	27,123
Investment in WeCan Group								174			174	1,774	1,948
Balance at Jun. 30, 2025			16	440	456	1	(502)	327,591	(298,859)	3,903	32,590	93,944	126,534
Balance (in shares) at Jun. 30, 2025	1,600,880	4,080,546
Balance at Dec. 31, 2025			16	440	456		(502)	343,015	(300,479)	3,426	45,916	415,233	461,149
Balance (in shares) at Dec. 31, 2025	1,600,880	4,080,546
Options exercised and acquisition of common stock for tax withholding obligations								(317)			(317)	228	(89)
Options exercised and acquisition of common stock for tax withholding obligations (in shares)
Stock-based compensation								6,692			6,692		6,692
Securities Purchase Agreements								3,451			3,451	112,598	116,049
Warrant exercises								(1,101)			(1,101)	1,102	1
Acquisition of Wecan Group												7,627	7,627
Net income / (loss)									(9,327)		(9,327)	(27,083)	(36,410)
Other comprehensive income / (loss)										25	25	(416)	(391)
Balance at Jun. 30, 2026			$ 16	$ 440	$ 456		$ (502)	$ 351,740	$ (309,806)	$ 3,451	$ 45,339	$ 509,289	$ 554,628
Balance (in shares) at Jun. 30, 2026	1,600,880	4,080,546